Digital assets, lending arrangements (Details)		12 Months Ended
		Dec. 31, 2022 CAD ($) Bitcoin	Dec. 31, 2021 CAD ($) Bitcoin
Lending arrangements [Abstract]
Number of bitcoin lended | Bitcoin	[1]	0	2,000
Fair value of digital assets loaned | $	[1]	$ 0	$ 117,415,000
Borrow fee income | $		900,000	2,800,000
Borrow fee receivable | $		$ 0	$ 400,000
Bottom of Range [Member]
Lending arrangements [Abstract]
Percentage of borrow fee		2.00%
Top of Range [Member]
Lending arrangements [Abstract]
Percentage of borrow fee		2.25%
Genesis Global Capital LLC [Member]
Lending arrangements [Abstract]
Number of bitcoin lended | Bitcoin		0	1,000
Galaxy Digital LLC [Member]
Lending arrangements [Abstract]
Number of bitcoin lended | Bitcoin		0	1,000

[1]	Bitcoin subject to lending arrangements.